SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Leases
Operating lease liabilities – current portion	$ 62,716	$ 154,254
Operating lease liabilities – non-current portion
Total	$ 62,716	$ 154,254